WESMARK FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 April 29, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

         RE:    WESMARK FUNDS(the "Registrant")
                1933 Act File No. 333-16157
                1940 Act File No. 811-7925

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant which has 4 portfolios, hereby certifies that the definitive forms of prospectuses and statements of additional information dated April 30, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 5 on April 27, 1999.


         If you have any questions regarding this certification, please call me at (412) 288-7403.

                                                        Very truly yours,



                                                        /s/ C. Todd Gibson
                                                        C. Todd Gibson
                                                        Assistant Secretary